Related Party Transactions - Schedule of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 6,599	$ 7,402
Post-employment benefits	661	56
Equity settled stock based compensation (a non-cash expense)	3,709	3,559
Total executive compensation	21,612	17,018
Performance share units (PSUs) [member]
Disclosure of transactions between related parties [line items]
Equity settled stock based compensation (a non-cash expense)	$ 10,643	$ 6,001